October 17, 2005
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0306
Attn: Karen J. Garnett, Esq.
Re: NNN 2003 Value Fund, LLC
Amendment No. 1 to Registration Statement on Form 10
(Registration Statement No. 000-51295)
Ladies and Gentlemen:
     This letter is submitted on behalf of NNN 2003 Value Fund, LLC, a Virginia limited liability company (the “Company”), in response to the comments provided by the Staff in its letter to the Company dated August 30, 2005 (the “Comment Letter”) with regard to the Amendment No. 1 (“Amendment No. 1”) to the Company’s registration statement on Form 10 (the “Form 10 Registration Statement”), which was initially filed with the Securities and Exchange Commission (the “Commission”) on May 2, 2005.
     On behalf of the Company, the Company’s responses below are numbered to correspond to the numbered paragraphs in the Comment Letter. For your convenience, we repeat in bold italics each of the Staff’s comments prior to each response by the Company.
General

1.	We note your response to prior comment 2; however, we are not persuaded that the TIC interests you hold are not securities. Please provide a more detailed analysis, including relevant authority, to support your position that the TIC interests you hold should be viewed as distinct from the TIC interests at issue in Triple Net Leasing, LLC (August 23, 2000). Alternatively, please provide further analysis of why, despite your TIC holdings, you should not be viewed as an investment company under the 1940 Act. If you intend to rely on the exemption in Section 3(c)(5)(C), please provide a detailed legal analysis of why the TIC interests would qualify as interests in real estate.

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 2
I. THE STAFF’S COMMENT
In the Comment Letter, the Staff noted the prior response by the Registrant to the Staff’s comment #2 dated July 27, 2005, with respect to Registrant’s compliance with the 1940 Act and, particularly, whether the tenant-in-common interests (“TIC Interests”) in real estate owned by the Registrant, “would be deemed securities for purposes of the [1940] Act.” In its July 27, 2005 comment, the Staff referred to a prior no-action request by Triple Net Leasing, LLC (pub. avail. Aug. 23, 2000) (the “TNL Letter”) with respect to the status of certain TIC interests as securities under the Securities Act of 1933, as amended (“1933 Act”), as well as to Sections 3(a)(1)(C) and 3(c)(5)(C) of the 1940 Act. The Registrant’s prior response indicated its view that the Registrant is exempt from the 1940 Act definition of “investment company” under Section 3(c)(5)(C). In the Comment Letter, the Staff requested that the Registrant “provide a more detailed analysis, including relevant authority, to support [its] position that the TIC interests [it] hold[s] should be viewed as distinct from the TIC interests at issue in [the TNL Letter] [or] [a]lternately . . . further analysis of why, despite [the Registrant’s] TIC holdings, [it] should not be viewed as an investment company under the 1940 Act.” To the extent that Registrant may choose to “rely on the exemption in Section 3(c)(5)(C),” the Staff requested “a detailed legal analysis of why the TIC interests would qualify as interests in real estate.”
II. THE REGISTRANT’S RESPONSE
The Registrant believes that it is entitled to rely on the exceptions to the definition of “investment company” provided to persons who are primarily engaged in the real estate business.1 As described in its Form 10 registration statement, the Registrant was formed “to purchase, own, operate and subsequently sell all or a portion of a number of unspecified ‘value added’ properties.” The Registrant may purchase its property interests in real estate directly or through a limited liability vehicle, such as a limited partnership or limited liability company (each an “Ownership Vehicle”). The Registrant or an Ownership Vehicle may own a property outright as sole owner of a fee simple interest in the property or may hold title with another party as a tenant-in-common. Generally, the Registrant will own all of the interests in an Ownership Vehicle, but, in certain instances, it may invest in such Ownership Vehicles alongside other investors who may or may not be affiliated with the Registrant.2

[1]	I.e., Sections 3(c)(5)(C) and 3(c)(6) of the 1940 Act. Section 3(c)(5)(C) provides an exception for an issuer which (1) does not issue redeemable securities, face amount certificates of the installment type or periodic payment plan certificates and (2) is primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate. Section 3(c)(6) excepts issuers which are primarily engaged, directly or through majority-owned subsidiaries, in one or more of the businesses described in Sections 3(c)(3) (banking and insurance), 3(c)(4) (small loans and industrial banking), 3(c)(5) (specified financing activities and real estate) and in other non-investment company businesses.

[2]	As of September 30, 2005, the Registrant held interests in eight properties. As described more fully in Section II.A.4, below: (1) with respect to four of these properties, the Registrant owns 100% of the interests in the Ownership Vehicle which owns an undivided fee simple interest in each property, including the Registrant’s most recent purchase of an undivided fee simple interest in the Woodside property which closed on September 30, 2005; (2) with respect to one of the properties, the Registrant owns a majority interest in the Ownership Vehicle which owns an undivided fee simple interest in the property; (3) with respect to two of these properties, the Registrant owns a majority interest in the Ownership Vehicle which holds the property together with other affiliated and/or unaffiliated tenants-in-common; and (4) with respect to the final property, the Registrant owns a minority interest (together with other affiliated and unaffiliated members) in an Ownership Vehicle which holds the property together with other affiliated and unaffiliated tenants-in-common. The Registrant notes, however, that its manager intends to enter into an agreement on the Registrant’s behalf to sell the property which is held through the minority-owned Ownership Vehicle. The Registrant expects the sale of this property to take place during October 2005. Additionally, as discussed in Section II.A.4, below, a small portion (slightly more than 10%) of the Registrant’s portfolio consists of non real estate items such as cash and marketable securities.

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 3
Because the Registrant, through its managing member, owns fee interests in real estate, held by wholly- and majority- owned Ownership Vehicles, constituting at least 55% of its portfolio and holds real estate related assets constituting at least 25% of its portfolio (reduced by the excess of fee interests and other qualifying assets over 55%), the Registrant is excepted from the definition of “investment company” based on Section 3(c)(5)(C) of the 1940 Act. Alternatively, because the Registrant, through its majority- and wholly-owned Ownership Vehicles, is engaged in the real estate business described by Section 3(c)(5)(C), the Registrant is excepted from the definition of “investment company” based on Section 3(c)(6) of the 1940 Act. With respect to the Staff’s request that the Registrant address the Staff’s prior refusal to grant no-action assurance that certain TIC interests were not securities for 1933 Act purposes, as discussed more fully below, the Registrant believes that, even if the TIC interests in question here (which differ from those described in the TNL Letter), would be considered to be securities for 1933 Act purposes, the TIC interests are nonetheless fee interests in real estate which have been acknowledged by the Staff to be “qualifying assets” for purposes of Section 3(c)(5)(C).
A.	The Registrant is Excepted from the Definition of “Investment Company” based on Section 3(c)(5)(C).
1.	Applicable Law
a.	Statutory Requirement
Section 3(c)(5)(C) establishes two conditions that must be satisfied by a company wishing to rely on the exception. First, the company must not “issue redeemable securities, face amount certificates of the installment type or periodic payment plan certificates.”3 Second, the company must be “primarily engaged in . . . purchasing or otherwise acquiring mortgages and other liens on and interests in real estate.”
b.	SEC Staff Interpretation
(1)	The “Primarily Engaged” Test
In determining whether a company is “primarily engaged” in the real estate business, the SEC Staff has applied a portfolio based test in a number of no-action letters.4 In order to meet the “primarily engaged” condition, the company’s portfolio must consist of (1) not less than 55% “qualifying assets” (the “55% bucket”) and (2) not less than 25% “real estate related assets” (the “25% bucket”), which may be reduced by qualifying assets in excess of the 55% bucket. The remaining 20% may consist of any type of asset.
(2)	“Qualifying Assets”
Based on SEC and Staff interpretations, “qualifying assets” include, among other things: (1) direct fee interests;5 (2) joint ventures in real estate (or mortgages) if the holder has a general partnership interest and

[3]	No such instruments have been or will be issued by the Registrant.

[4]	See, e.g., NAB Asset Corp., (pub. avail. June 20, 1991); Citytrust (pub. avail. Dec. 19, 1990); La Quinta Motor Inns, Inc. (pub. avail. Jan. 4, 1989); United Bankers, Inc. (pub. avail. March 13, 1988).

[5]	Real Estate Investment Trusts, Rel. No. IC-3140 (Nov. 18, 1960) (“1960 Release”).

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 4
the right to foreclose;6 and (3) certain majority interests in real estate related limited partnerships (which are not themselves investment companies).7
2.	TIC Interests are Qualifying Assets
a.	Securities may be Qualifying Assets
Although we note the view underlying the TNL Letter that certain TIC Interests may be securities for 1933 Act purposes, a TIC interest that is a security for 1933 Act purposes may, nonetheless, be a “qualifying asset” or “a real estate related asset” for purposes of Section 3(c)(5)(C).8 In fact, the Staff has been willing to grant no-action assurance under Section 3(c)(5)(C) with respect to an issuer whose portfolio consisted of instruments which were admittedly securities (e.g., GNMA certificates) noting that “we would consider the GNMA certificates, although they are clearly securities within the meaning of Section 2(a)(36) of the [1940] Act, to be included within the phrase ‘mortgages and other liens on and interests in real estate’ in Section 3(c)(5)(C) of the [1940] Act.”9
b.	TIC Interests are Fee Interests in Real Estate
A TIC Interest is clearly a fee interest in real estate. The owner of a TIC Interest holds an undivided interest in the real estate so held and, subject to the rights of its co-tenants, has a right to possess the entire parcel.10 The fact that the owner holds less than a full economic interest in the entire parcel is irrelevant to the consideration of whether the TIC Interest is a fee interest in real estate and thus a qualifying asset. As noted above, the 1960 Release clearly indicates that there is “no question [that] fee interests in real estate or mortgages or other liens secured by real estate” are qualifying assets for purposes of the Section 3(c)(5)(C) exception. Consequently, a company whose assets consist of at least 55% TIC Interests (together with other qualifying assets) and at least 25% (subject to reduction by the excess of qualifying assets over 55%) real estate related assets, would, under the SEC Staff no-action letters, be excepted from the definition of investment company pursuant to Section 3(c)(5)(C).

[6]	MSA Realty Corp., (pub. avail. Mar. 19, 1984).

[7]	Two-Tier Real Estate Companies, Rel. No. IC-8456 (Aug. 9, 1974) (“1974 Release”); AFC-Low Income Housing Credit Partners I, (pub. avail. Nov. 2, 1987).

[8]	In the 1960 Release, the SEC noted that while a company that invests in REITs, companies engaged in the real estate business or other securities might not qualify for the Section 3(c)(5)(C) (then Section 3(c)(6)(C) exception), whether or not such a company qualified and, therefore, whether or not such securities are also interests in real estate, could “be determined only on the basis of a consideration of the facts and circumstances in each case.” 1960 Release.

[9]	American Home Finance Corp. (pub. avail. May 11, 1981). Similarly, in Gem Savings Association (pub. avail. Aug. 12, 1983), the Staff granted no action assurance under Section 3(c)(5)(C) to a trust which would issue participation interests in certain bonds which were secured by a mortgage on real property, notwithstanding that the underlying bonds are a security.

[10]	See, Black’s Law Dictionary (8th Ed.). A leading Real Property Treatise describes tenancies-in-common thusly:

The chief attribute of a tenancy-in-common is unity of possession by two or more owners. All co-owners, or cotenants, of a tenancy-in-common share a single right to possession of the entire interest. In addition, the cotenants have separate claims to fractional shares of the property that are “undivided” (not assigned to particular portions of the property). Because each fractional share may ultimately be satisfied out of any portion of the whole property, each cotenant – regardless of the size of the fractional share – has a right to possess the whole, until such division occurs.

Powell on Real Property §50.01 (2005).

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 5
3.	Interests in Wholly- or Majority- Owned Ownership Vehicles Holding TIC Interests are Qualifying Assets
a.	Two-Tiered Structures
As early as 1974, the SEC Staff recognized that, in certain instances, a real estate company might own its portfolio of properties not directly but, instead, through a two-tier structure. In those instances, if “facts indicate that the company is, in fact, or proposes to be, primarily engaged, through its general partner acting on behalf of the company, in the real estate business,” the company may not be an investment company.11 Among the factors which the SEC indicated should be considered is the control by the limited partners of the two-tier partnership over its general partner and over the general partner of the underlying partnerships.12
In the 1974 Release, the SEC indicated that no-action relief in this regard would be particularly appropriate where:
(1) such company owns more than 50 percent of the limited partnership interests in all the limited partnerships in which it invests and has the right to replace the general partners of such underlying companies and the limited partners of such company have the right to dismiss and replace their general partner or partners; (2) such company is not an investment company within the meaning of Section 3(a)(1)[(A)] [13] of the [1940] Act; and (3) such company does not register under the [1940] Act in reliance upon an opinion of counsel that it is not an investment company within the meaning of Section 3(a)[(1)(C)][14] of the [1940] Act.
The 1974 Release provides comfort that a company meeting all its conditions would “warrant the Division not recommending an enforcement action” but does not expressly or implicitly suggest that the Registrant would be required to comply strictly with each condition in order to treat its majority- or wholly-owned Ownership Vehicles as qualifying assets.
As discussed below, because the Registrant’s control over the Ownership Vehicles and the real property held through the Ownership Vehicles is analogous to the control of a parent company over a majority-owned subsidiary, the Registrant is, through its managing member, primarily engaged in the real estate business.
b.	Analysis
The Registrant submits that, as a general matter, the relevant touchstone is the degree to which the real estate (or, if an indirect interest, the entity controlling the real estate) is subject to the control of the entity seeking to rely on Section 3(c)(5)(C).15 A company which has the ability to direct the operation of or

[11]	1974 Release.

[12]	1974 Release. Other relevant factors may include the history of the company and its general partner and the type of compensation paid to the general partner. Id. In this respect, we note that the Registrant has always been engaged in the real estate business through Ownership Vehicles and that the Registrant and its affiliates have been recognized as leaders in their field.

[13]	Current Section 3(a)(1)(A) was then numbered Section 3(a)(1). The SEC noted, in the 1974 Release, that “Section 3(a)(1) would be applicable for example, if the 50% limited partnership interests were held as passive investments.” As discussed below, the Registrant, through its managing member serving as manager/general partner of the Ownership Vehicles and its affiliate serving as property manager of the properties owned through such Ownership Vehicles, takes an active role in the management of the properties held through the Ownership Vehicles.

[14]	Current Section 3(a)(1)(C) was then numbered Section 3(a)(3).

[15]	See, e.g., CMS Operating Real Estate Properties I, L.P. (pub. avail. Aug. 1, 1985) (“CMS”) (refusing to grant no-action assurance because the “limited partnership interests in the subpartnerships are not analogous to securities issued by majority-owned subsidiaries”). The Registrant notes that unlike CMS, which did not participate, directly or indirectly, in the subpartnerships or the management of the property, as described below, the Registrant through its managing member and affiliated property manager, is directly responsible for the operation of the Ownership Vehicles and the properties held through such Ownership Vehicles.

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Division of Corporation Finance
October 17, 2005 — Page 6
foreclosure on real property or the management of an entity through which the company holds its interest in real property, should be deemed to hold a qualifying asset. A company which owns a majority of an entity’s voting securities will be deemed to primarily control that entity. Similarly, a company which owns an interest in such an entity that is equivalent to holding a majority of that entity’s voting securities should also be deemed to control that entity. Although the Ownership Vehicles through which the Registrant holds its properties do not generally issue voting securities, the Registrant believes that, under relevant Staff guidance, the influence that the Registrant has over such Ownership Vehicles is equivalent to holding a majority of the Ownership Vehicle’s voting securities.
This question is similar to the Staff’s analysis of when a limited partnership or limited liability company interest is analogous to a “voting security”, as defined by the 1940 Act.16 Under the 1940 Act, a “voting security” is defined as a security that “presently entitl[es] the owner or holder thereof to vote for the election of directors of a company.” However, this definition has not been rigidly applied and the SEC and the Staff have consistently taken the position that “the sort of formal voting that would occur in electing directors of a corporation” is not required.17 The power to remove and replace a general partner, which was cited favorably in the 1974 Release, has been deemed by the Staff to be sufficiently analogous to the ability to vote for the election of directors to support a finding that a limited partnership interest holding such a power is a voting security.18
The Registrant submits that the unfettered right to replace a general partner is no longer necessary to find that a limited partnership interest is analogous to a voting security.19 In Horsley Keogh Venture Fund, Limited Partnership, the Staff indicated that limited partnership interests which allow “the limited partners . . . to replace the general partner under certain circumstances” may be voting securities.20 Similarly, the SEC’s Clemente Brief noted that a company’s financial stake in a limited partnership may give it “the type of power that is functionally equivalent to the powers conferred by holding . . . a voting security.”21

[16]	The analysis of whether the Registrant’s interest in an Ownership Vehicle is a analogous to holding a majority of that Ownership Vehicle’s voting securities does not depend on whether the Ownership Vehicle is a limited partnership or a limited liability company.

[17]	Wells Fargo Alternative Asset Management, LLC (pub. avail. Jan. 26, 2005)(“Wells Fargo”). See also, SEC amicus brief, Clemente Global Growth Fund, Inc. v. T. Boone Pickens, III, et al., 705 F.Supp. 958 (S.D.N.Y. 1989)(“Clemente Brief”); Horsley Keogh Venture Fund, Limited Partnership (pub. avail. Mar. 28, 1988) (“HKVF”).

[18]	1974 Release.

[19]	Compare, Great American Management and Investment, Inc. (pub. avail. Sept. 27, 1982) (stating that “the company owning more than 50 percent of the limited partnership interests must have the power to dismiss and replace the general partner or partners and an arrangement in which a partnership terminates upon removal of the general partner would not suffice”) with Wells Fargo (indicating that an interest analogous to a voting security may be found in other circumstances, including, but not limited to, “economic interests giv[ing] [a limited partner] the power to exercise a controlling influence over the partnership”).

[20]	As relevant, limited partners were permitted to replace the general partner only “in the event of an extraordinary occurrence” such as a “dissolution, bankruptcy or withdrawal from the partnership.” Until this provision was removed from the limited partnership agreement, the Staff refused to grant no action assurance that, among other things, the limited partnership interests in question were not voting securities.

[21]	Clemente Brief. Clearly, an Ownership Vehicle in which the Registrant owns 100% of the economic interests should be deemed to confer upon the Registrant “the type of power that is functionally equivalent to the powers conferred by holding . . . a voting security.” In Clemente, the entity in question held a 46% interest. See Clemente Brief at n. 14. The SEC noted, in the Clemente Brief that “[t]here will be situations where multiple limited partners, contributing less of the capital than GLG American contributed, also hold voting securities”. Clemente Brief at n. 18 (citing the 1974 Release). Consequently, the Registrant believes, as described herein, that its power to control any majority-owned Ownership Vehicle under the circumstances described herein is also “functionally equivalent to the powers conferred by holding . . . a voting security.”

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Division of Corporation Finance
October 17, 2005 — Page 7
In its most recent pronouncement on the subject, the Staff summarized it’s view with respect to when a limited partnership interest may be seen as a voting security as follows:22
In the context of limited partnership interests, we have broadly construed a limited partner’s present entitlement to vote for the election of “directors” to include the right to: (1) remove or replace the general partner, (2) vote on the election or removal of the general partner in the event of the general partner’s death, insanity or retirement, (3) terminate the partnership if one or more of the initial managing general partners ceases to serve in that role, and (4) take part in the conduct or control of the limited partnership’s business. We have stated that a limited partnership interest is a voting security if the limited partner has an economic interest that gives it the power to exercise a controlling influence over the partnership.
c.	The Registrant Controls the Ownership Vehicles
The Registrant believes that its interests in the Ownership Vehicles evidence a degree of primary control which is analogous to ownership of a majority of the voting securities of an Ownership Vehicle because: (1) the Registrant’s Manager serves as Managing Member of each Ownership Vehicle; (2) an affiliate of the Registrant serves as property manager of the properties owned by each of the Ownership Vehicles;23 (3) the Registrant has the single largest economic stake in each Ownership Vehicle; and (4) with one exception, the Registrant owns at least 70% of each of the Ownership Vehicles.24
d.	Conclusion
In light of the foregoing, failure to treat those Ownership Vehicles which are wholly- or majority-owned by the Registrant as qualifying assets would honor form over substance. The Ownership Vehicles are special purpose entities which are formed specifically to hold a particular parcel of real estate. They are prohibited from carrying out unrelated activities. The Registrant, through its manager, coordinates the organization as a whole. This structure simplifies and facilitates certain administrative and legal complexities inherent in owning properties in several disparate locations, but does not change the bottom-line fact that the Registrant is the ultimate owner of its relevant percentage of each property. As discussed above, the 1974 Release evidences the SEC’s understanding that use of two-tiered structures to hold real estate assets is a common and accepted practice and, to the extent that relevant “facts indicate that the company is, in fact, or proposes to be primarily engaged, through its general partner acting on behalf of the company, in the real estate business.” As noted above, because the Registrant’s managing member also serves as manager of each Ownership Vehicle and an affiliate of the Registrant serves as property manager of each property held by

[22]	Wells Fargo

[23]	As a result, personnel of the Registrant’s affiliate are responsible for the day-to-day operation and management of the relevant properties.

[24]	The single, minority-owned, Ownership Vehicle, NNN Emerald Plaza, LLC, accounts for less than 6% of the Registrant’s assets, and, as noted above, the Registrant is in the process of selling the property held through NNN Emerald Plaza, LLC. Although there is little guidance on the subject, the Registrant believes that, under the circumstances, it is appropriate (but not necessary to the determination of the Registrant’s status) to treat its interest in NNN Emerald Plaza, LLC as a “real estate related asset” eligible for the 25% bucket, if such interest is not a qualifying asset. In this regard, the Registrant notes that while the Staff’s response in NAB Asset Corporation (pub. avail. June 20, 1991) suggests that interests held by minority subsidiaries should be treated as outside both the 55% bucket and the 25% bucket, the Registrant notes that its minority interest in NNN Emerald Plaza, LLC differs from that at issue in NAB. Whereas in NAB, the Staff noted that “real estate owned by a minority owned subsidiary or by a general partnership in which [NAB] or a wholly-owned subsidiary is not actively involved in the management and operation of general partnership . . . will be considered . . . to be a miscellaneous investment”; the Registrant, through service by its managing member as Manager of NNN Emerald Plaza, LLC as well as its affiliate’s role as property manager, does participate in the management and operation of NNN Emerald Plaza, LLC and thus, should be entitled to treat its interest therein as either a qualifying asset or a real estate related asset.

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Division of Corporation Finance
October 17, 2005 — Page 8
such Ownership Vehicles, it is clear that the Registrant “is . . . primarily engaged, through its [managing member] acting on behalf of the [Registrant], in the real estate business.”
4.	Registrant Satisfies the Primarily Engaged Test
As discussed above, the Registrant treats as qualifying assets interests in any Ownership Vehicle: (1) which is managed by the Registrant’s managing member; (2) which holds property for which an affiliate of the Registrant serves as property manager; and (3) in which the Registrant owns a majority of the economic interests. As detailed below, as of September 30, 2005, 83.6% of Registrant’s assets were qualifying assets consisting of: $44,581,000 (53.46%) relating to interests in properties held [directly by the Registrant or] through wholly-owned Ownership Vehicles and $25,139,045 (30.15%) relating to interests in properties held through majority-owned Ownership Vehicles. The chart below provides further detail as to the Registrant’s portfolio structure, as of September 30, 2005:

	Manager/ General	Interest in		Percentage of
Type of Investment:	Partner*	Ownership Vehicle	Value	Registrant's Portfolio
Wholly-Owned Ownership Vehicles
NNN Executive Center I, LP	Triple Net Properties LLC	100%	$8,178,000.00	9.81%
NNN Interwood LP	Triple Net Properties LLC	100%	$8,000,000.00	9.59%
NNN VF Southwood Tower, LP	Triple Net Properties LLC	100%	$5,541,000.00	6.64%
NNN VF Woodside Corporate Park, LLC	Triple Net Properties LLC	100%	$22,862,000.00	27.42%

Subtotal for Wholly-Owned Ownership Vehicles:			$44,581,000.00	53.46%
Majority-Owned Ownership Vehicles
NNN Enterprise Way, LLC	Triple Net Properties LLC	73.3%	$5,212,216.00	6.25%
NNN Executive Center II & III, LLC	Triple Net Properties LLC	76.8%	$9,370,829.00	11.24%
NNN Oakey Building 2003, LLC	Triple Net Properties LLC	75.4%	$10,556,000.00	12.66%

Subtotal for Majority-Owned Ownership Vehicles:			$25,139,045.00	30.15%
Subtotal for Wholly- + Majority- Owned Ownership Vehicles:			$69,720,045	83.61%
Minority-Owned Ownership Vehicle
NNN Emerald Plaza, LLC[25]	Triple Net Properties LLC	22.2%	$4,738,000	5.68%
Subtotal for Real Estate Assets			$74,458,045	89.29%
Non Real Estate Assets
Marketable Securities	N/A	N/A	$2,599,000	3.12%
Cash	N/A	N/A	$6,335,000	7.60%

Subtotal for Non Real Estate Assets:			$8,934,000	10.72%
TOTAL:			$83,392,045	100%

[25]	As noted above, the Registrant expects to sell this property during October 2005.

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Division of Corporation Finance
October 17, 2005 — Page 9
*	Triple Net Properties Realty, Inc., an affiliate of the Registrant, acts as property manager to each of the properties.
B.	Even if the Registrant’s Interests in Ownership Vehicles are not “Qualifying Assets,” Registrant is Excepted from the Definition of “Investment Company” based on Section 3(c)(6).
Even if the Staff does not agree that the level of primary control described above is sufficient to establish that the Registrant’s interests in the Ownership Vehicles are “qualifying assets”, the Registrant may, nonetheless, rely on the exception provided by Section 3(c)(6) of the 1940 Act. As relevant here, Section 3(c)(6) excepts from the definition of investment company “any company primarily engaged, directly or through majority-owned subsidiaries, in one or more of the businesses described in [Sections 3(c)](3), (4) and (5).”
1.	The Majority-Owned Ownership Vehicles are Majority-Owned Subsidiaries
The Registrant believes that each of the Ownership Vehicles in which it owns all or a majority of the interests are majority-owned subsidiaries for purposes of Section 3(c)(6) of the 1940 Act. As discussed above, the Registrant exercises a degree of control over the operations of the Ownership Vehicles which is more than sufficient to satisfy the Staff’s standard for finding that an interest in such Ownership Vehicle is, or is the functional equivalent of, a “voting security,” as summarized by the Staff in Wells Fargo. In this regard, the Registrant specifically notes that (1) the manager and property manager of each Ownership Vehicle is an affiliate of the Registrant; and (2) the Registrant owns at least 70% of the LLC interests in each majority-owned Ownership Vehicle.
2.	The Registrant and the Ownership Vehicles are Primarily Engaged in the Real Estate Business
The Registrant believes that it is entitled to rely on Section 3(c)(6) because: (1) the TIC Interests or other fee interests owned by the Ownership Vehicles constitute more than 80% of each Ownership Vehicle’s assets, each Ownership Vehicle must be considered to be primarily engaged in “purchasing or otherwise acquiring mortgages and other liens on and interests in real estate” within the contemplation of Section 3(c)(5)(C); (2) the Registrant’s sole business is, as disclosed in its Form 10, “to purchase, own, operate and subsequently sell all or a portion of a number of unspecified ‘value added’ properties” and (3) as disclosed in its Form 10, the Registrant may carry on this business either through direct ownership of interests in property or through ownership of Ownership Vehicles, which themselves hold undivided interests or TIC Interests in real estate.

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Division of Corporation Finance
October 17, 2005 — Page 10
Item 1: Business, page 1

2.	Please revise to update the address of the SEC’s public reference room to 100 F Street, N.E., Room 1580, Washington, D.C. 20549.

The Company has revised the disclosure on page 2 accordingly.

3.	We note your response to comment no. 4. Please disclose that you are unable to quantify the extent of the overstatement and explain why you are unable to do so.

The Company’s Manager is still in the process of reviewing and revising the prior performance tables and analyzing the differences between the original and revised tables. Further, the revised tables are being reviewed by an independent third-party consultant. Upon completion of these reviews, the Company intends to file the revised tables with the Commission in a public filing and will include appropriate disclosure regarding the differences in operating results.

4.	We note your response to comment no. 5 and continue to believe that you should briefly describe the alternatives that the board of managers is considering to date. As a result, we reissue the comment.

The Company believes it is inappropriate to disclose the possible alternatives to address the errors in the prior performance tables until such time as the board of managers and the new executive officers make a final decision regarding a course of action. As soon as the board of managers and executive officers make a final decision, the Company will disclose the information in its public filings.

5.	We note your response to comment no. 8 and your revised disclosure on page 4 that you intend to adhere to the above business plans and strategies for the remainder of fiscal year 2005. We continue to believe that you should expand your disclosure to briefly describe your business plans and strategies as they relate to your plan of operation, and we reissue the comment.

The Company has revised the disclosure on page 4 accordingly.

Item 2: Financial Information, page 10

Management’s Discussion and Analysis Scheduled Lease Expirations, page 13

6.	We note your statement on page 13 that as of March 31, 2005 and December 31, 2004, your consolidated properties were 63.7% and 63.1% leased, respectively. We further note your disclosure on page 5 that your total

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 11
consolidated properties were 54.9% leased as of March 31, 2005. Please expand your disclosure to reconcile this discrepancy.

The Company has expanded the disclosures on pages 6 and 14 accordingly.

7.	Refer to the carry-over paragraph at the top of page 14. It appears that you reduced the rent by approximately 37.5%, which you expect to result in a reduction in rental income by approximately 86%. Please review to clarify why the reduced rent will disproportionately reduce your rental income.

The Company has revised the disclosure on pages 15, 24 and F-47 accordingly.

8.	Please quantify the impact on rental revenues resulting from expiration of the IRS lease and execution of the new lease with staggered occupancy and rent commencement dates. We note that only 406 square feet of the total 84,000 square feet will be occupied and leased beginning in October.

The Company has revised the disclosure on pages 15, 24, 34, 46 and F-12 accordingly.

Capital Resources, page 21

9.	We note your response to comment no. 10 and the revised disclosure that the terms of any debt financing received from Cunningham are not negotiated on an arms length basis. Please expand your disclosure to clarify that you may pay more than you would for debt financing from a third party.

The Company has expanded the disclosure on page 22 accordingly.

10.	We note your response to comment no. 12 and the revised disclosure that these capital expenditures include tenant and/or capital improvements in accordance with your lease agreements. We continue to believe that you should describe in more detail the tenant and capital improvements that you anticipate for the year, and we reissue the comment.

The Company has expanded the disclosure on page 22 accordingly.

Subsequent Events, page 27

11.	Please expand the disclosure to describe the purpose of the borrowings by 801 K Street and Emerald Plaza from Cunningham.

The Company has revised the disclosures on page 22 to discuss the various uses of proceeds from our borrowings.

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 12
Risk Factors, page 29

Dependence on significant tenants....page 32

12.	We note your response to comment no. 22 and the revised disclosure that beginning August 2004, 406 square feet will be occupied and beginning October 2004, 13,745 square feet will be occupied. Please clarify your disclosure on pages 14 and 32 in light of your statement that your manager has been able to lease the entire 98,000 square feet beginning August 1, 2005.

The Company has revised the disclosures on pages 15, 24, 34, 46 and F-12 accordingly.

Item 3: Properties, page 38

13.	We note your response to comment no. 26 and the revised disclosure on page 38 that your manager allocates the purchase price amongst you and affiliated entities based on a pro rata share of the real estate costs and reserves borne by each entity, net of syndication costs of the respective program. Please expand your disclosure to discuss more specifically how you allocated the purchase price with respect to each entity in which you own less than 100% of the interest and affiliated entities hold all or a portion of the remaining interest.

The Company has revised the disclosure on page 40 accordingly.

14.	We note your response to comment no. 28 and the revised disclosure on page 38 that certain of the major tenant leases provide that the landlord is obligated to pay certain of these expenses above or below specified levels. Please expand your disclosure to identify the major tenant leases, briefly describe the certain expenses and quantify the specified levels.

The Company has revised the disclosure on page 40 accordingly.

15.	Please update the disclosure to reflect properties owned and leases in effect as of June 30, 2005.

The Company has updated the disclosure on page 41 accordingly.

Item 5: Managers and Executive Officers, page 38

16.	We note your response to comment no. 31, and we reissue the comment. We further note the Form 8-K filed on July 28, 2005. Please revise accordingly.

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 13
We have revised the disclosure on page 48 to disclose the recent appointments of the Company’s Chief Executive Officer and Chief Financial Officer, as disclosed in our Form 8-Ks filed on September 12, 2005 and July 28, 2005, respectively.

Distributions, page 54

17.	We note that cash flows from operating activities were insufficient to pay the distribution for the quarterly periods shown. Please discuss the alternative source of cash used to fund these distributions. Provide conforming disclosure about your historical distribution payments in the MD&A section.

The Company has revised the disclosure on pages 23 and 55 accordingly.

Financial Statements

General

18.	We note your response to our prior comment 39 and will continue to monitor your filing for the proper inclusion of the historical financial statements of the Offices at Interwood.

The Company has revised the disclosure on pages F-53 through F-57 accordingly.

19.	Your response to our prior comment 40 does not address directly or completely our request for additional information. Please tell us how you applied the tests described in Rule 3-09 of Regulation S-X with respect to your investments in 801 K Street, Emerald Plaza and Enterprise Technology Center.

In accordance with Rule 3-09 of Regulation S-X, a separate audited financial statement is required if any of the conditions set forth in Rule 1-02(w), substituting 20 percent for 10 percent in the tests used therein to determine a significant subsidiary, are met for a majority-owned subsidiary not consolidated by the registrant or by a subsidiary of the registrant, separate financial statements of such subsidiary shall be filed.

Rule 1-02(w) defines a significant subsidiary as follows:

(1) The registrant’s and its other subsidiaries’ investments in and advances to the subsidiary exceed 10 percent of the total assets of the registrant and its subsidiaries consolidated as of the end of the most recently completed fiscal year (for a proposed business combination to be accounted for as a pooling of interests, this condition is also met when the number of common shares exchanged or to be exchanged by the registrant exceeds 10 percent of its total common shares outstanding at the date the combination is initiated); or

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 14
	(2) The registrant’s and its other subsidiaries’ proportionate share of the total assets (after intercompany eliminations) of the subsidiary exceeds 10 percent of the total assets of the registrant and its subsidiaries consolidated as of the end of the most recently completed fiscal year; or

	(3) The registrant’s and its other subsidiaries’ equity in the income from continuing operations before income taxes, extraordinary items and cumulative effect of a change in accounting principle of the subsidiary exceeds 10 percent of such income of the registrant and its subsidiaries consolidated for the most recently completed fiscal year.

	Following are our calculations in accordance with this rule:

	(1) & (2) – investment in and advances to subsidiary and proportionate share of total assets:

	Total Assets of NNN 2003 Value Fund, LLC (at December 31, 2004)	$69,471,000
	Threshold (20% of total assets)	$13,894,000

	We do not have a subsidiary that meets this test.

	(2) Equity in income from continuing operations test:

	Total loss from continuing operations of NNN 2003 Value Fund, LLC	($2,157,000)
	Threshold (20% of net loss)	($431,000)

	Based on our calculation, Executive Center II & III were the only subsidiaries that met the threshold test requiring separate audit in accordance with Rule 3-09.

	Note 3 Real Estate Investments

	2005 Dispositions

	Satellite Place – Atlanta, Georgia, page F-16

20.	The net gain disclosed on page F-16 relating to the sale of Satellite Place is inconsistent with the gain on sale of real estate dispositions reported on the statements of operations. Please revise to clarify this apparent conflict.

	The Company has revised the disclosures on pages 17, 42 and F-16.

	Unaudited Pro Forma Consolidated Statement of Operations, page F-52

21.	We note that the operations of Financial Plaza have been reported as

Securities and Exchange Commission
Division of Corporation Finance
October 17, 2005 — Page 15
discontinued operations in the historical financial statements. Accordingly, please review the pro forma statement of operations for the year ended December 31, 2004 to delete the adjustment relating to the pro forma performance of the acquisition of Financial Plaza.
The Company has revised the disclosure on page F-58 accordingly.
* * *
The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing and Amendment thereto (together, the “Filing”);

•	Staff comments or changes to disclosure in response to Staff comments in the Filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filing; and

•	the Company represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.
     If you have any questions or require any additional information with respect to any of the matters discussed in this letter, please call the undersigned at (714) 667-8252.
     Thank you.

Very truly yours,
/s/Andrea R. Biller
Andrea R. Biller, Esq.
(Triple Net Properties, LLC)

cc:	Peter T. Healy, Esq.
of O’Melveny & Myers LLP